Exchange rates (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Currencies Translations and Relevant Exchange Rates	The currencies which most influence these translations and the relevant exchange rates were:

	2022	2021	2020

Average rates:

US$/£	1.24	1.38	1.29

Euro/£	1.17	1.16	1.13

Yen/£	161	151	137

	2022	2021	2020

Period end rates:

US$/£	1.20	1.35	1.36

Euro/£	1.13	1.19	1.11

Yen/£	159	155	141